Loans and borrowings - Summary of Loans and Borrowings (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current portion of loans and borrowings
Bank loans and overdrafts		€ 54
Lease liabilities (Note 15)	€ 11,010	9,968
Total current portion of loans and borrowings	11,010	10,022
Non-current portion of loans and borrowings
Lease liabilities (Note 15)	51,842	36,697
Total non current portion of loans and borrowings	51,842	36,697
Total	€ 62,852	€ 46,719